Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Entity Information [Line Items]
Fair Value and Cost of Non-Derivative Instruments
The table below presents the fair value and cost of our non-derivative financial instruments at December 31, 2020 and 2019. See Note 6 – Derivative Instruments and Hedging Activities for the fair values of our derivative instruments.

	December 31, 2020		December 31, 2019
$ in millions	Cost	Fair Value	Cost	Fair Value
Assets
Money market funds	$0.3	$0.3	$0.3	$0.3
Equity securities	2.1	4.5	2.3	4.2
Debt securities	4.0	4.1	4.0	4.1
Hedge funds	—	—	0.1	0.1
Tangible assets	—	—	0.1	0.1
Total assets	$6.4	$8.9	$6.8	$8.8

	Carrying Value	Fair Value	Carrying Value	Fair Value
Liabilities
Long-term debt	$1,393.6	$1,571.6	$1,363.1	$1,404.0

Fair Value of Assets and Liabilities Measured on Recurring Basis
The fair value of assets and liabilities at December 31, 2020 and 2019 and the respective category within the fair value hierarchy for DPL was determined as follows:

$ in millions	Fair Value at December 31, 2020 (a)				Fair Value at December 31, 2019 (a)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Master trust assets
Money market funds	$0.3	$—	$—	$0.3	$0.3	$—	$—	$0.3
Equity securities	—	4.5	—	4.5	—	4.2	—	4.2
Debt securities	—	4.1	—	4.1	—	4.1	—	4.1
Hedge funds	—	—	—	—	—	0.1	—	0.1
Tangible assets	—	—	—	—	—	0.1	—	0.1
Total Master trust assets	0.3	8.6	—	8.9	0.3	8.5	—	8.8
Derivative assets
Interest rate hedge	—	—	—	—	—	0.1	—	0.1
Total Derivative assets	—	—	—	—	—	0.1	—	0.1

Total assets	$0.3	$8.6	$—	$8.9	$0.3	$8.6	$—	$8.9

Liabilities
Long-term debt	$—	$1,554.2	$17.4	$1,571.6	$—	$1,386.5	$17.5	$1,404.0

Total liabilities	$—	$1,554.2	$17.4	$1,571.6	$—	$1,386.5	$17.5	$1,404.0

(a)Includes credit valuation adjustment

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
Our financial instruments are valued using the market approach in the following categories:
•Level 1 inputs are used for money market accounts that are considered cash equivalents. The fair value is determined by reference to quoted market prices and other relevant information generated by market transactions.
•Level 2 inputs are used to value derivatives such as interest rate hedge contracts which are valued using a benchmark interest rate. Other Level 2 assets include open-ended mutual funds in the Master Trust, which are valued using the end of day NAV per unit.
•Level 3 inputs such as certain debt balances are considered a Level 3 input because the notes are not publicly traded. Our long-term debt is fair valued for disclosure purposes only.
All of the inputs to the fair value of our derivative instruments are from quoted market prices.
Our long-term debt is fair valued for disclosure purposes only and most of the fair values are determined using quoted market prices in inactive markets. These fair value inputs are considered Level 2 in the fair value hierarchy. As the Wright-Patterson Air Force Base note is not publicly traded, fair value is assumed to equal carrying value. These fair value inputs are considered Level 3 in the fair value hierarchy as there are no observable inputs. Additional Level 3 disclosures are not presented since our long-term debt is not recorded at fair value.